Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statements of Comprehensive Income [Abstract]
Net income (loss)	$ 347	$ (172)	$ 506
Components of other comprehensive income that will be reclassified subsequently to net income (loss)
Currency translation differences	152	(90)	(205)
Changes in fair value of derivatives designated as a cash flow hedge	0	(1)	(2)
Changes in fair value of financial assets available for sale	(57)	17	0
Tax income (expense) relating to items that will be reclassified subsequently to net income (loss)	5	(5)	0
Total	100	(79)	(207)
Components of other comprehensive income that will not be reclassified to net income (loss)
Actuarial gains (losses) from defined benefit plan	(17)	(48)	63
Tax income (expense) relating to items that will not be reclassified to net income (loss)	3	8	(15)
Total	(14)	(40)	48
Total comprehensive income (loss)	433	(291)	347
Comprehensive loss attributable to the non-controlling interests	(13)	(59)	(9)
Comprehensive income (loss) attributable to the shareholders of the Company	$ 446	$ (232)	$ 356